ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I	12 Months Ended
Dec. 31, 2011
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

ADDITIONAL INFORMATION — FINANCIAL STATEMENT SCHEDULE I

51JOB, INC.

CONDENSED STATEMENTS OF OPERATIONS

FOR THE YEARS ENDED DECEMBER 31, 2009, 2010 AND 2011

	Note	2009	2010	2011	2011
		RMB	RMB	RMB	US$ (Note 4)
		(in thousands)

Net revenues		—	—	—	—
Cost of services		—	—	—	—
Gross profit		—	—	—	—
Total operating expenses		(28,760)	(24,434)	(39,142)	(6,219)
Loss from operations		(28,760)	(24,434)	(39,142)	(6,219)
Equity in profit of subsidiary companies, net	1	141,198	265,623	445,948	70,854
Loss from impairment of long-term investments		—	—	(15,081)	(2,396)
Loss from foreign currency translation		(215)	(6,673)	(7,898)	(1,255)
Interest income		376	260	3,996	635
Other expense		(87)	(115)	(1,315)	(209)
Income before income tax expense		112,512	234,661	386,508	61,410
Income tax expense		—	—	—	—
Net income		112,512	234,661	386,508	61,410

CONDENSED BALANCE SHEETS AS OF DECEMBER 31, 2010 AND 2011

	Note	2010	2011	2011
		RMB	RMB	US$ (Note 4)
		(in thousands, except share and per share data)
ASSETS

Current assets:
Cash		243,229	40,874	6,494
Restricted cash		34,411	4,263	677
Short-term investments	3	—	126,018	20,022
Receivables due from related parties	2	3,350	99,817	15,860
Prepayments and other current assets		44	3,736	594

Total current assets		281,034	274,708	43,647

Long-term receivables due from related parties	2	318,403	318,403	50,589
Long-term investments	3	15,433	—	—
Investment in subsidiaries	1	1,080,281	1,526,229	242,493

Total non-current assets		1,414,117	1,844,632	293,082

Total assets		1,695,151	2,119,340	336,729

LIABILITIES AND SHAREHOLDERS’ EQUITY

Current liabilities:
Due to related parties	2	4,773	9,123	1,450
Other payables and accruals		35,522	4,642	737

Total current liabilities		40,295	13,765	2,187

Total liabilities		40,295	13,765	2,187

Shareholders’ equity:

Common shares (US$0.0001 par value per share; 500,000,000 shares authorized, 56,473,949 and 56,981,341 shares issued and outstanding as of December 31, 2010 and 2011, respectively)		47	47	7
Additional paid-in capital		997,933	1,061,819	168,706
Accumulated other comprehensive income		1,313	1,638	260
Retained earnings, including statutory reserves		655,563	1,042,071	165,569

Total shareholders’ equity		1,654,856	2,105,575	334,542

Total liabilities and shareholders’ equity		1,695,151	2,119,340	336,729

CONDENSED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2009, 2010 AND 2011

	2009	2010	2011	2011
	RMB	RMB	RMB	US$ (Note 4)
	(in thousands)

Net cash provided by (used in) operating activities	1,693	239	(93,563)	(14,866)
Net cash used in investing activities	—	—	(126,018)	(20,022)
Net cash provided by (used in) financing activities	(42,249)	71,849	25,912	4,117
Effect of foreign exchange rate changes on cash	(215)	(6,125)	(8,686)	(1,380)
Net increase (decrease) in cash	(40,771)	65,963	(202,355)	(32,151)
Cash, beginning of year	218,037	177,266	243,229	38,645
Cash, end of year	177,266	243,229	40,874	6,494

NOTES TO THE CONDENSED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2009, 2010 AND 2011

(Amounts expressed in thousands of RMB and US$ unless otherwise stated)

1.      BASIS OF PRESENTATION

The condensed financial statements of 51job, Inc. (the “Company”) have been prepared in accordance with accounting principles generally accepted in the United States of America except for accounting of the Company’s subsidiaries and certain footnote disclosures as described below.

The Company is generally a holding company of certain subsidiaries and variable interest entities (collectively “Subsidiaries”). The Company records it investment in its Subsidiaries under the equity method of accounting as prescribed in Accounting Standards Codification 323 “Investments — Equity Method and Joint Ventures.” Such investment is presented on the balance sheet as “Investment in subsidiaries” and 100% of the Subsidiaries’ profit or loss as “Equity in profit of subsidiary companies, net” on the statement of operations.

The Subsidiaries did not pay any dividend to the Company for the periods presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

2.      RELATED PARTY BALANCES

Balances with related parties for the periods indicated are as follows:

	2010	2011
	RMB	RMB
Receivables due from related parties:
51net HR	722	716
51net Beijing	50	75
51net.com Inc.	2,578	99,026
	3,350	99,817
Long-term receivables due from related parties:
51net.com Inc.	318,403	318,403
	321,753	418,220
Due to related parties:
Qianjin Network Information Technology (Shanghai) Co., Ltd.	713	814
Shanghai Qianjin Advertising Co., Ltd.	4,060	8,309
	4,773	9,123

The amounts due from 51net.com Inc. relate to cash payments made by the Company to 51net.com Inc. for investment in the Company’s PRC entities. The amounts are unsecured, non-interest bearing and have no definite terms.

3.      INVESTMENTS

Short-term investments consist of certificates of deposit with original maturities between three months and one year.

Long-term investments consist of non-interest bearing loans provided to Area Link Co., Ltd. (“Area Link”), which is the holding company of a coupon advertising services company in China, in 2007 and 2008. Area Link is affiliated with Recruit Co., Ltd., a shareholder of the Company. The Company determined that the carrying value of these investments was not recoverable and recognized a loss from impairment totaling RMB15,081 for the year ended December 31, 2011. No impairment losses were recorded during the years ended December 31, 2009 and 2010.

4.      FOREIGN CURRENCIES

The unaudited United States dollar (“US$”) amounts disclosed in the financial statement are presented solely for the convenience of the readers. Translations of amounts from Renminbi (“RMB”) into United States dollars for the convenience of the reader were calculated at the rate of US$1.00 = RMB6.2939 on December 30, 2011, representing the noon buying rate in The City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 30, 2011, or at any other rate.